Issuance of Shares	6 Months Ended
Jun. 30, 2025
Issuance of Shares [Abstract]
ISSUANCE OF SHARES
4	ISSUANCE OF SHARES

	Number of shares	RM
Balance as at December 31, 2023	10,800,000	1,145,780
Issuance of shares from Sagtec Global Limited	-	-
Balance as at December 31, 2024	10,800,000	1,145,780
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	1,750,000	30,898,700
Balance as at June 30, 2025	12,550,000	32,044,480

In March 2025, the Group successfully completed its initial public offering (“IPO”) on the Nasdaq Capital Market, issuing a total of 1,750,000 shares at an offering price of RM17.6564 (USD4.00) per shares, raising gross proceeds of RM 30,898,700 (USD 7,000,000).

As of the reporting date, the offering-related expenses had not yet been finalized, and therefore the full amount of gross proceeds has been presented within equity.

The Group will record the offering expenses as a deduction from equity in the subsequent reporting period, in accordance with IAS 32 – Financial Instruments: Presentation, which requires directly attributable transaction costs of an equity transaction to be accounted for as a deduction from equity, net of any related tax benefits.